NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diverse Managers Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Growth Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Small Cap Core Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
 Nationwide Ziegler Equity Income Fund

Supplement dated August 23, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the section entitled "Institutional Class Shares" on page 82 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Institutional Class Shares

Institutional Class shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from Fund assets or the Distributor's or an affiliate's resources with respect to sales of or investments in Institutional Class shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Funds;
•	retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor's affiliates;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•	high net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary;
•	current holders of Institutional Class shares of any Nationwide Fund or
•	with respect to the Nationwide Geneva Mid Cap Growth Fund only, customers enrolled in discretionary investment advisory wrap programs.

Institutional Class shares are not available to retail accounts, fee-based broker-dealer accounts, or (except with respect to the Nationwide Geneva Mid Cap Growth Fund) investment advisory fee-based wrap programs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE